COMMON SHARES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2026 USD ($) class shares	Feb. 28, 2025 USD ($) shares	Feb. 29, 2024 USD ($) shares	Jul. 27, 2026 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2024 USD ($)
COMMON SHARES
Classes of common shares | class		2
Stock issued | $				$ 487
Maximum repurchase amount | $						$ 490,700
Share Repurchase Program, Extension Term	12 months
Maximum
COMMON SHARES
Maximum repurchase amount | $	$ 503,800				$ 600,000		$ 737,400
Class A Common shares
COMMON SHARES
Number of common share voting rights		one
Depositary receipt ratio		0.33
Shares converted (in shares)		1,979,609	1,839,056	2,315,735
Common share issued		51,489	26,027	133,385
Shares issued				27,680
Repurchased shares		20,325,401	499,933	13,385,764
Repurchased shares value | $		$ 643,066	$ 13,147	$ 233,557
Class B Common shares
COMMON SHARES
Number of common share voting rights		ten
Conversion ratio of Class B into Class A		1